Earnings per share - Narrative (Details) - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Ordinary shares
Earnings per share [line items]
Potentially dilutive instruments not included in diluted earnings per share (in shares)	2,000,000	1,700,000	0
Ordinary shares | Global Blue Management Incentive Plan
Earnings per share [line items]
Potentially dilutive instruments not included in diluted earnings per share (in shares)	8,000,000	8,000,000	8,900,000
Warrants
Earnings per share [line items]
Potentially dilutive instruments not included in diluted earnings per share (in shares)	30,735,950	30,735,950	30,735,950